Trade and Other Receivables - Movement in Provision for Impairment of Trade Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Write-off	$ (2,000)	$ (1,800)
Trade receivables [Member]
Disclosure of financial assets [Line Items]
Beginning balance	3,342	3,289
Charge for the year	610	348
Write-off	(429)	(91)
Unused amounts reversed	(308)	(69)
Currency translation adjustment	260	(135)
Reclassification	(3)
Ending balance	3,472	3,342
Trade receivables [Member] | Individually impaired [Member]
Disclosure of financial assets [Line Items]
Beginning balance	2,981	3,129
Charge for the year	438	106
Write-off	(385)	(85)
Unused amounts reversed	(269)	(21)
Currency translation adjustment	223	(132)
Reclassification	(3)	(16)
Ending balance	2,985	2,981
Trade receivables [Member] | Collectively impaired [Member]
Disclosure of financial assets [Line Items]
Beginning balance	361	160
Charge for the year	172	242
Write-off	(44)	(6)
Unused amounts reversed	(39)	(48)
Currency translation adjustment	37	(3)
Reclassification		16
Ending balance	$ 487	$ 361